Estimated Aggregate Amortization Expense from Existing Intangible Assets (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Expected Amortization Expense [Line Items]
2015	$ 3,529,065	21,896,434
2016	3,529,065	21,896,434
2017	3,529,065	21,896,434
2018	3,529,065	21,896,434
2019	1,604,228	9,953,605
Total	$ 15,720,488	97,539,341